Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and discontinued operations	[1]	¥ 344,017	¥ 286,339	¥ 172,572
Tax provision computed at statutory rate		123,502	109,668	66,095
Increases (reductions) in taxes due to:
Change in valuation allowance	[2]	1,839	(845)	(3,371)
Non-deductible expenses for tax purposes		3,513	2,382	1,538
Non-taxable income for tax purposes		(7,633)	(3,224)	(2,128)
Effect of nontaxable bargain purchase gain		(12,953)	0	0
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary		(8,766)	(5,805)	(4,720)
Effect of the tax rate change related to the new Japanese tax law		(14,098)	(5,824)	(580)
Other, net		3,653	2,201	(3,152)
Provision for income taxes		¥ 89,057	¥ 98,553	¥ 53,682

[1]	Results of discontinued operations before applicable tax effect are included in each amount attributed to each geographic area.
[2]	In fiscal 2015, increases in the valuation allowance of ¥1,819 million due to the amendment to tax loss carry-forward rules related to the new Japanese tax law are included in "Change in valuation allowance" in the table above.